                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   Investment Company Act File Number 811-9142

                         THE NAVELLIER PERFORMANCE FUNDS
                          One East Liberty, Third Floor
                               Reno, Nevada 89501
                                 1-800-887-8671



                                SAMUEL KORNHAUSER
                        LAW OFFICES OF SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111


Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2008 - March 31, 2008

                                                     NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS
March 31, 2008 (unaudited)

MID CAP GROWTH PORTFOLIO

Shares                                                              Market Value
-------                                                             ------------
          COMMON STOCKS -- 99.4%
          AEROSPACE/DEFENSE -- 1.4%
 31,425   Goodrich Corp.                                            $  1,807,252
                                                                    ------------
          APPAREL -- 0.8%
 27,600   Gildan Activewear, Inc.*                                     1,031,136
                                                                    ------------
          BUSINESS SERVICES -- 3.5%
 11,225   MasterCard, Inc.                                             2,503,063
 24,025   Ritchie Bros. Auctioneers, Inc.                              1,972,933
                                                                    ------------
                                                                       4,475,996
                                                                    ------------
          CHEMICALS -- 2.4%
 36,600   Airgas, Inc.                                                 1,664,202
 35,475   Celanese Corp.                                               1,385,299
                                                                    ------------
                                                                       3,049,501
                                                                    ------------
          COMPUTER SOFTWARE & SERVICES -- 5.2%
 30,080   Citrix Systems, Inc.*                                          882,246
132,085   Juniper Networks, Inc.*                                      3,302,125
139,205   Nuance Communications, Inc.*                                 2,423,559
                                                                    ------------
                                                                       6,607,930
                                                                    ------------
          CONSUMER PRODUCTS & SERVICES -- 1.8%
 85,325   Alberto-Culver Co.                                           2,338,758
                                                                    ------------
          CORRECTIONAL INSTITUTIONS -- 2.6%
120,699   Corrections Corporation of America*                          3,321,636
                                                                    ------------
          ELECTRONIC INSTRUMENTS & CONTROLS -- 3.2%
 52,800   Amphenol Corp. - Class A                                     1,966,800
 69,750   FLIR Systems, Inc.*                                          2,098,778
                                                                    ------------
                                                                       4,065,578
                                                                    ------------
          ELECTRONICS -- 1.1%
 62,600   LG.Philips LCD Co., Ltd. ADR                                 1,397,858
                                                                    ------------
          ENERGY -- 4.8%
 29,800   Allegheny Energy, Inc.                                       1,504,900
 27,700   Constellation Energy Group                                   2,445,079
 94,500   Quanta Services*                                             2,189,565
                                                                    ------------
                                                                       6,139,544

                                                                    ------------
          ENGINEERING SERVICES -- 0.9%
 16,075   Jacobs Engineering Group, Inc.*                              1,182,959
                                                                    ------------
          FINANCIAL SERVICES -- 4.3%
 25,300   Ameriprise Financial, Inc.                                   1,311,805
 67,005   Eaton Vance Corp.                                            2,044,323
 16,200   IntercontinentalExchange, Inc.*                              2,114,100
                                                                    ------------
                                                                       5,470,228
                                                                    ------------
          FOOD, BEVERAGE & TOBACCO -- 3.4%
 70,175   Coca-Cola Enterprises, Inc.                                  1,698,235
 44,300   PepsiAmericas, Inc.                                          1,130,979
 44,800   The Pepsi Bottling Group, Inc.                               1,519,168
                                                                    ------------
                                                                       4,348,382
                                                                    ------------
          INTERNET SERVICES -- 0.8%
  8,600   Priceline.com, Inc.*                                         1,039,396
                                                                    ------------
          IRON & STEEL -- 4.2%
 43,800   AK Steel Holding Corp.                                       2,383,596
 26,000   Mechel ADR                                                   2,958,540
                                                                    ------------
                                                                       5,342,136
                                                                    ------------
          MEDIA -- 1.2%
 74,300   Discovery Holding Co.*                                       1,576,646
                                                                    ------------
          MEDICAL EQUIPMENT & SUPPLIES -- 8.3%
 12,920   C.R. Bard, Inc.                                              1,245,488
 40,275   DENTSPLY International, Inc.                                 1,554,615
 37,535   Hologic, Inc.*                                               2,086,946
 14,300   Illumina, Inc.*                                              1,085,370
  5,700   Intuitive Surgical, Inc.*                                    1,848,795
 30,325   Thermo Fisher Scientific, Inc.*                              1,723,673
 19,025   Waters Corp.*                                                1,059,693
                                                                    ------------
                                                                      10,604,580
                                                                    ------------
          MISCELLANEOUS FABRICATED PRODUCTS -- 2.2%
 23,050   Foster Wheeler Ltd.*                                         1,305,091
 26,675   McDermott International, Inc.*                               1,462,324
                                                                    ------------
                                                                       2,767,415
                                                                    ------------
          OIL/GAS -- 14.2%
 55,000   Cameron International Corp.*                                 2,290,200
 31,500   Chesapeake Energy Corp.                                      1,453,725
 97,100   Denbury Resources, Inc.*                                     2,772,205
 64,900   FMC Technologies, Inc.*                                      3,692,160
 33,500   National Fuel Gas Co.                                        1,581,535
 51,400   National-Oilwell Varco, Inc.*                                3,000,732

 38,300   ONEOK, Inc.                                                  1,709,329
 53,400   Southwestern Energy Co.*                                     1,799,046
                                                                    ------------
                                                                      18,298,932
                                                                    ------------
          PHARMACEUTICALS -- 3.1%
 22,425   Allergan, Inc.                                               1,264,546
 41,725   Express Scripts, Inc.*                                       2,683,752
                                                                    ------------
                                                                       3,948,298
                                                                    ------------
          PRODUCER MANUFACTURING -- 14.2%
 44,250   BE Aerospace, Inc.*                                          1,546,538
 33,650   Cummins, Inc.                                                1,575,493
 19,150   Flowserve Corp.                                              1,998,877
 47,900   Owens-Illinois, Inc.*                                        2,702,997
 34,400   PACCAR, Inc.                                                 1,548,000
 39,900   Parker Hannifin Corp.                                        2,763,873
 14,000   Precision Castparts Corp.                                    1,429,120
 30,000   Terex Corp.*                                                 1,875,000
 68,450   The Manitowoc Company, Inc.                                  2,792,760
                                                                    ------------
                                                                      18,232,658
                                                                    ------------
          RETAIL -- 3.1%
 67,100   Dick's Sporting Goods, Inc.*                                 1,796,938
 85,575   The Kroger Co.                                               2,173,605
                                                                    ------------
                                                                       3,970,543
                                                                    ------------
          RETAIL - EATING & DRINKING PLACES -- 1.3%
 46,025   YUM! Brands, Inc.                                            1,712,590
                                                                    ------------
          SEMICONDUCTORS -- 6.4%
 93,496   Cypress Semiconductor Corp.*                                 2,207,441
 34,450   MEMC Electronic Materials, Inc.*                             2,442,504
 91,650   NVIDIA Corp.*                                                1,813,754
 23,100   SunPower Corp. - Class A*                                    1,721,181
                                                                    ------------
                                                                       8,184,880
                                                                    ------------
          TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 1.3%
 55,875   SBA Communications Corp.*                                    1,666,751
                                                                    ------------
          TRANSPORTATION -- 2.0%
 52,800   Expedia, Inc.*                                               1,155,792
 24,384   Textron, Inc.                                                1,351,361
                                                                    ------------
                                                                       2,507,153
                                                                    ------------
          WASTE MANAGEMENT -- 1.7%
 41,900   Stericycle, Inc.*                                            2,157,850
                                                                    ------------
          TOTAL COMMON STOCKS (COST $116,607,444)                    127,246,586
                                                                    ------------

          MONEY MARKET FUNDS -- 0.8%
993,294   JPMorgan 100% U.S. Treasury Securities Money
             Market Fund (Cost $993,924)                                 993,294
                                                                    ------------
          TOTAL INVESTMENTS -- 100.2%                                 128,239,880
             (COST $117,600,738)
          LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)               (202,724)
                                                                    ------------
          NET ASSETS -- 100.0%                                      $128,037,156
                                                                    ============

*    Non-Income producing.

ADR  -- American Depositary Receipts

                     See Notes to Portfolio of Investments.

                                                     NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS
March 31, 2008 (unaudited)

AGGRESSIVE MICRO CAP GROWTH PORTFOLIO

Shares                                                              Market Value
-------                                                             ------------
          COMMON STOCKS -- 95.4%
          BUSINESS SERVICES -- 11.2%
  9,600   EPIQ Systems, Inc.*                                       $    148,992
 14,000   eResearch Technology, Inc.*                                    173,880
  6,375   Kendle International, Inc.*                                    286,365
 10,000   MAXIMUS, Inc.                                                  367,099
  8,800   Mitcham Industries, Inc.*                                      156,816
  8,800   Omnicell, Inc.*                                                176,880
  4,800   Providence Service Corp.*                                      144,000
 11,500   Transcend Services, Inc.*                                      104,880
                                                                    ------------
                                                                       1,558,912
                                                                    ------------
          CHEMICALS -- 2.9%
  7,750   KMG Chemicals, Inc.                                            119,583
  7,260   LSB Industries, Inc.*                                          107,012
  5,500   Quaker Chemical Corp.                                          172,095
                                                                    ------------
                                                                         398,690
                                                                    ------------
          COMPUTER SOFTWARE & SERVICES -- 11.1%
  8,810   Blue Coat Systems, Inc.*                                       194,172
 15,930   Bluephoenix Solutions Ltd.*                                    133,016
 13,440   Concur Technologies, Inc.*                                     417,312
  5,310   Ebix, Inc.*                                                    392,940
  6,700   Echelon Corp.*                                                  90,450
  2,900   HMS Holdings Corp.*                                             82,795
  4,500   Synchronoss Technologies, Inc.*                                 90,135
  9,385   VASCO Data Security International, Inc.*                       128,387
                                                                    ------------
                                                                       1,529,207
                                                                    ------------
          CONSUMER PRODUCTS & SERVICES -- 0.7%
 14,800   A.T. Cross Co. - Class A*                                      101,380
                                                                    ------------
          ELECTRONIC INSTRUMENTS & CONTROLS -- 5.8%
  4,080   Cynosure, Inc. - Class A*                                       86,904
  5,110   II-VI, Inc.*                                                   194,078
  7,070   Neogen Corp.*                                                  177,457
  7,990   Silicom Ltd.*                                                  110,821
 27,000   Simclar, Inc.*                                                 116,100
 13,700   Spectrum Control, Inc.*                                        115,902
                                                                    ------------
                                                                         801,262
                                                                    ------------

          ENERGY -- 2.3%
 13,613   Quanta Services*                                               315,413
                                                                    ------------
          ENGINEERING SERVICES -- 1.8%
 39,440   Edac Technologies Corp.*                                       252,416
                                                                    ------------
          ENTERTAINMENT & LEISURE -- 2.3%
  4,600   Vail Resorts, Inc.*                                            222,134
 16,200   VCG Holding Corp.*                                              98,820
                                                                    ------------
                                                                         320,954
                                                                    ------------
          FOOD, BEVERAGE & TOBACCO -- 7.1%
  6,300   Cal-Maine Foods, Inc.                                          210,294
 11,420   Lifeway Foods, Inc.*                                           121,966
  9,355   Perdigao S.A. ADR                                              425,932
  4,575   The Boston Beer Company, Inc.*                                 217,496
                                                                    ------------
                                                                         975,688
                                                                    ------------
          HEALTHCARE FACILITIES -- 2.0%
  7,600   RehabCare Group, Inc.*                                         114,000
 12,350   Sun Healthcare Group, Inc.*                                    162,279
                                                                    ------------
                                                                         276,279
                                                                    ------------
          HEALTHCARE PRODUCTS & SERVICES -- 6.4%
 12,260   Albany Molecular Research*                                     148,836
  9,400   Healthcare Services Group, Inc.                                194,016
 11,975   Meridian Bioscience, Inc.                                      400,325
 20,100   Radnet, Inc.*                                                  141,504
                                                                    ------------
                                                                         884,681
                                                                    ------------
          INSURANCE -- 1.2%
  9,237   Life Partners Holdings, Inc.                                   170,423
                                                                    ------------
          INTERNET SERVICES -- 3.2%
 10,000   Art Technology Group, Inc.*                                     38,800
 13,250   Greenfield Online, Inc.*                                       157,145
 19,600   Health Grades, Inc.*                                           103,488
  5,475   Pharmanet Development Group, Inc.*                             138,134
                                                                    ------------
                                                                         437,567
                                                                    ------------
          MEDICAL DEVICES -- 2.1%
  5,100   Abaxis, Inc.*                                                  118,167
  4,110   China Medical Technologies, Inc. ADR                           168,880
                                                                    ------------
                                                                         287,047
                                                                    ------------

          MEDICAL LABORATORIES -- 2.9%
  5,985   Bio-Reference Laboratories, Inc.*                              158,184
 18,180   MEDTOX Scientific, Inc.*                                       239,794
                                                                    ------------
                                                                         397,978
                                                                    ------------
          METALS -- 3.6%
 19,000   General Steel Holdings, Inc.*                                  158,270
  3,975   Ladish Co., Inc.*                                              143,100
 25,600   North American Galvanizing & Coatings, Inc.*                   140,800
  9,000   Uranium Resources, Inc.*                                        53,910
                                                                    ------------
                                                                         496,080
                                                                    ------------
          MISCELLANEOUS FABRICATED PRODUCTS -- 3.1%
  8,895   Chase Corp.                                                    161,088
  2,985   Valmont Industries, Inc.                                       262,352
                                                                    ------------
                                                                         423,440
                                                                    ------------
          OIL FIELD MACHINERY & EQUIPMENT -- 1.6%
 12,030   Bolt Technology Corp.*                                         221,713
                                                                    ------------
          OIL/GAS -- 1.8%
 24,000   Arabian American Development Co.*                              164,160
  1,300   Contango Oil & Gas Co.*                                         83,993
                                                                    ------------
                                                                         248,153
                                                                    ------------
          PHARMACEUTICALS -- 0.6%
  4,700   Bentley Pharmaceuticals, Inc.*                                  76,375
                                                                    ------------
          PRODUCER MANUFACTURING -- 7.0%
  5,300   Art's Way Manufacturing Company, Inc.                          102,184
  5,620   Astronics Corp.*                                               108,578
  9,400   Columbus McKinnon Corp.*                                       291,212
  2,700   Dynamic Materials Corp.                                        116,640
 14,900   Kewaunee Scientific Corp.                                      223,500
  7,830   Twin Disc, Inc.                                                123,871
                                                                    ------------
                                                                         965,985
                                                                    ------------
          RETAIL -- 1.8%
  5,465   The Buckle, Inc.                                               244,449
                                                                    ------------
          RETAIL - EATING & DRINKING PLACES -- 2.5%
 21,000   Brazil Fast Food Corp.*                                        112,350
  7,500   Morgan's Foods, Inc.*                                           45,000
  8,250   Rick's Cabaret International, Inc.*                            188,678
                                                                    ------------
                                                                         346,028
                                                                    ------------
          SEMICONDUCTORS -- 0.6%
  6,100   Pericom Semiconductor Corp.*                                    89,548
                                                                    ------------

          TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 3.2%
  3,750   Comtech Telecommunications Corp.*                              146,250
  3,375   GeoEye, Inc.*                                                   87,716
  8,600   NTELOS Holdings Corp.                                          208,120
                                                                    ------------
                                                                         442,086
                                                                    ------------
          TRANSPORTATION -- 4.6%
  4,500   Air Methods Corp.*                                             217,665
  6,570   Diana Shipping, Inc.                                           172,922
  2,630   GulfMark Offshore, Inc.*                                       143,914
  8,675   Kreisler Manufacturing Corp.*                                  101,498
                                                                    ------------
                                                                         635,999
                                                                    ------------
          WASTE MANAGEMENT -- 2.0%
 20,800   Darling International, Inc.*                                   269,360
                                                                    ------------
          TOTAL COMMON STOCKS (COST $12,997,831)                      13,167,113
                                                                    ------------
          MONEY MARKET FUNDS -- 1.0%
141,452   JPMorgan 100% U.S. Treasury Securities Money
             Market Fund (Cost $141,452)                                 141,452
                                                                    ------------
          TOTAL INVESTMENTS -- 96.4%                                  13,308,565
             (COST $13,139,283)
          OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.6%                  496,640
                                                                    ------------
          NET ASSETS -- 100.0%                                      $ 13,805,205
                                                                    ============

*    Non-Income producing.

ADR  -- American Depositary Receipts

                     See Notes to Portfolio of Investments.

                                                     NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS
March 31, 2008 (unaudited)

FUNDAMENTAL 'A' PORTFOLIO

Shares                                                              Market Value
-------                                                             ------------
          COMMON STOCKS -- 93.9%
          APPAREL -- 1.4%
  2,225   Deckers Outdoor Corp.*                                    $    239,900
                                                                    ------------
          BUSINESS SERVICES -- 2.1%
  2,600   Fluor Corp.                                                    367,016
                                                                    ------------
          CHEMICALS -- 6.1%
  4,300   NewMarket Corp.                                                324,435
  6,250   OM Group, Inc.*                                                340,875
 11,650   Terra Industries, Inc.*                                        413,925
                                                                    ------------
                                                                       1,079,235
                                                                    ------------
          COMPUTER SOFTWARE & SERVICES -- 16.9%
 28,000   Activision, Inc.*                                              764,679
 12,700   ANSYS, Inc.*                                                   438,404
 23,000   Seagate Technology                                             481,620
 22,500   Sierra Wireless, Inc.*                                         358,875
  7,900   SPSS, Inc.*                                                    306,362
 23,700   Western Digital Corp.*                                         640,848
                                                                    ------------
                                                                       2,990,788
                                                                    ------------
          CONSUMER PRODUCTS & SERVICES -- 3.6%
  9,600   Chattem, Inc.*                                                 636,864
                                                                    ------------
          ENTERTAINMENT & LEISURE -- 2.7%
 18,025   Marvel Entertainment, Inc.*                                    482,890
                                                                    ------------
          FOOD, BEVERAGE & TOBACCO -- 3.6%
  7,300   Bunge Ltd.                                                     634,224
                                                                    ------------
          INTERNET SERVICES -- 2.9%
  4,275   Priceline.com, Inc.*                                           516,677
                                                                    ------------
          IRON & STEEL -- 6.4%
 17,185   AK Steel Holding Corp.                                         935,208
  4,500   L.B. Foster Co. - Class A*                                     193,770
                                                                    ------------
                                                                       1,128,978
                                                                    ------------
          MEDIA -- 2.7%
  4,475   Liberty Media Corp. Capital - Class A*                          70,437
 17,900   Liberty Media Corp. Entertainment - Class A*                   405,256
                                                                    ------------
                                                                         475,693
                                                                    ------------

          MEDICAL EQUIPMENT & SUPPLIES -- 3.9%
  1,100   Intuitive Surgical, Inc.*                                      356,785
  5,800   Thermo Fisher Scientific, Inc.*                                329,672
                                                                    ------------
                                                                         686,457
                                                                    ------------
          OIL/GAS -- 4.7%
  4,400   Occidental Petroleum Corp.                                     321,948
  3,791   Transocean, Inc.                                               512,543
                                                                    ------------
                                                                         834,491
                                                                    ------------
          PERSONAL SERVICES -- 1.8%
  6,600   Herbalife Ltd. ADR                                             313,500
                                                                    ------------
          PHARMACEUTICALS -- 4.0%
 63,000   PetMed Express, Inc.*                                          698,670
                                                                    ------------
          PRODUCER MANUFACTURING -- 1.8%
  3,000   Flowserve Corp.                                                313,140
                                                                    ------------
          REGIONAL BANKS -- 7.5%
 14,500   Banco Bradesco S.A. ADR                                        402,520
 12,700   Banco Itau Holding Financeira S.A.                             289,052
  9,700   Bancolombia S.A. ADR                                           343,962
 26,975   National Bank of Greece S.A. ADR                               284,856
                                                                    ------------
                                                                       1,320,390
                                                                    ------------
          SEMICONDUCTORS -- 9.2%
 33,400   Amkor Technology*                                              357,380
 50,000   Himax Technologies, Inc. ADR                                   242,500
 18,000   LAM Research Corp.*                                            687,959
  4,600   MEMC Electronic Materials, Inc.*                               326,140
                                                                    ------------
                                                                       1,613,979
                                                                    ------------
          TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 7.5%
 14,625   GeoEye, Inc.*                                                  380,104
  8,940   Nokia Oyj ADR                                                  284,560
 17,285   Tele Norte Leste Participacoes S.A. (Telemar) ADR              458,743
  2,300   Telefonica S.A. ADR                                            198,973
                                                                    ------------
                                                                       1,322,380
                                                                    ------------
          TRANSPORTATION -- 5.1%
  6,950   DryShips, Inc.                                                 416,375
 16,150   TBS International Ltd. - Class A*                              487,730
                                                                    ------------
                                                                         904,105
                                                                    ------------
          TOTAL COMMON STOCKS (COST $17,876,155)                      16,559,377
                                                                    ------------

          MONEY MARKET FUNDS -- 5.3%
933,697   JPMorgan 100% U.S. Treasury Securities Money Market
             Fund (Cost $933,697)                                        933,697
                                                                    ------------
          TOTAL INVESTMENTS -- 99.2%                                  17,493,074
             (COST $18,809,852)
          OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%                  139,326
                                                                    ------------
          NET ASSETS -- 100.0%                                      $ 17,632,400
                                                                    ============

*    Non-Income producing.

ADR  -- American Depositary Receipts

                     See Notes to Portfolio of Investments.

                                                     NAVELLIER PERFORMANCE FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

SECURITY VALUATION - Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolios investments. These inputs are summarized in the three broad levels listed below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolios net assets as of March 31, 2008:

                                                                LEVEL 3 -
                                                 LEVEL 2 -     SIGNIFICANT
                                   LEVEL 1 -       OTHER       OBSERVABLE
                                    QUOTED      SIGNIFICANT   UNOBSERVABLE
                                    PRICES         INPUTS        INPUTS
                                 ------------   -----------   ------------
INVESTMENTS IN SECURITIES:
Mid Cap Growth Portfolio         $128,239,880       $--            $--
Aggressive Micro Cap Portfolio     13,308,565        --             --
Fundamental 'A' Portfolio          17,493,074        --             --

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Realized gain and loss from securities transactions are computed on an identified cost basis.

FEDERAL TAX INFORMATION - As of March 31, 2008, the Navellier Performance Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

                                                   GROSS           GROSS      NET UNREALIZED
                                    FEDERAL      UNREALIZED     UNREALIZED     APPRECIATION/
                                   TAX COST     APPRECIATION   DEPRECIATION    DEPRECIATION
                                 ------------   ------------   ------------   -------------
Mid Cap Growth Portfolio         $117,719,111    $18,147,386   $(7,626,616)     $10,520,770
Aggressive Micro Cap Portfolio   $ 13,141,591    $ 2,061,091   $(1,894,117)     $   166,974
Fundamental 'A' Portfolio        $ 18,809,852    $   421,729   $(1,738,507)     $(1,316,778)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Date:  May 12, 2008                   THE NAVELLIER PERFORMANCE FUNDS

                                      By:      /s/ Louis G. Navellier
                                               ---------------------------------
                                                  Louis G. Navellier
                                                  Chief Executive Officer


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date:  May 12, 2008                   By:    /s/ Louis G. Navellier
                                             -----------------------------------
                                                Louis G. Navellier
                                                Chief Executive Officer



Date:  May 12, 2008                   By:    /s/ Arjen Kuyper
                                             -----------------------------------
                                                Arjen Kuyper
                                                Chief Financial Officer